Goodwill and intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Goodwill and intangible assets with indefinite useful lives

9.	Goodwill and intangible assets with indefinite useful lives
Goodwill and intangible assets with indefinite useful lives at December 31, 2023 and 2022 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Other	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2022	€14,415	€(40)	€14,375	€15,527	€19	€29,921
Additions	356	—	356	—	—	356
Disposal	(21)	—	(21)	—	—	(21)
Translation differences and Other	795	2	797	685	—	1,482
At December 31, 2022	15,545	(38)	15,507	16,212	19	31,738
Additions(1)	66	—	66	—	5	71
Disposals	(12)	—	(12)	—	—	(12)
Translation differences and Other	(388)	—	(388)	(416)	1	(803)
At December 31, 2023	€15,211	€(38)	€15,173	€15,796	€25	€30,994
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(1) Relates to minor acquisitions
Translation differences in 2023 primarily related to foreign currency translation of U.S. Dollar to the Euro.
Brands, comprised of Jeep, Ram, Dodge, Mopar, Opel/Vauxhall, Fiat, Alfa Romeo and Maserati are allocated to
North America, Enlarged Europe and Maserati segments. These rights are protected legally through registration with government agencies and through their continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they were classified as intangible assets with indefinite useful lives and were therefore not amortized but instead tested annually for impairment.
For the purpose of impairment testing, the carrying value of Brands is tested jointly with the goodwill allocated to the North America, Enlarged Europe and Maserati segments.
There were no impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2023, 2022 and 2021, respectively. Refer to Note 2, Basis of preparation - Use of estimates for discussion of the assumptions and judgments relating to goodwill impairment testing.
The following table summarizes the allocation of Goodwill and Brands between the Company’s reportable segments:

	At December 31, 2023		At December 31, 2022
(€ million)	Goodwill	Brands	Goodwill	Brands
North America	€10,412	€11,795	€10,790	€12,220
Enlarged Europe	1,899	2,876	2,092	3,021
Middle East & Africa	—	—	—	—
South America	1,550	—	1,461	—
China and India & Asia Pacific	170	—	185	—
Maserati	514	972	514	971
Other activities	628	153	465	—
Total	€15,173	€15,796	€15,507	€16,212